PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Schedule of information about property, plant and equipment

		Plant and	Motor	Office
	Buildings	machinery	vehicles	equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2020	349,630	746,042	4,225	1,886	1,101,783
Additions	—	—	—	46	46
Disposals	—	—	—	—	—
At December 31,2020	349,630	746,042	4,225	1,932	1,101,829
Additions	—	—	1,144	133	1,277
Transferred to investment property	(331,359)	—	—	—	(331,359)
Disposals	—	—	—	—	—
At December 31, 2021	18,271	746,042	5,369	2,065	771,747

Accumulated depreciation
At January 1, 2020	49,297	349,382	3,748	1,547	403,974
Depreciation charge	—	—	—	12	12
At December 31, 2020	49,297	349,382	3,748	1,559	403,986
Depreciation charge	—	—	54	42	96
Transferred to investment property	(47,452)	—	—	—	(47,452)
At December 31, 2021	1,845	349,382	3,802	1,601	356,630

Impairment
At January1, 2020	300,333	396,660	477	304	697,774
Impairment losses recognized in profit or loss	—	—	—	—	—
At December 31, 2020	300,333	396,660	477	304	697,774
Impairment losses recognized in profit or loss	—	—	—	—	—
Transferred to investment property	(283,907)	—	—	—	(283,907)
At December 31, 2021	16,426	396,660	477	304	413,867

Carrying amount
At December 31, 2020	—	—	—	68	68
At December 31, 2021	—	—	1,090	160	1,250